Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000103967 | 39577065Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000103967 | 39577061Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103967 | 39577063SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103967 | 39577050Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103967 | 39576956ORLEN SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103967 | 39576960Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103967 | 39576939New Oriental Education & Technology Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103967 | 39576998Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103967 | 39576994Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103967 | 39576958PetroChina Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103967 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103967 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103967 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103967 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000103967 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103967 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000103967 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000103967 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103967 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103967 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000103967 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000103967 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103967 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103967 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000103967 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103967 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103967 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103967 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103967 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103967 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103967 | China
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000103967 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000103967 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000103967 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000103967 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103967 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103967 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103967 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103967 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103967 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103967 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103967 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103967 | Romania
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103967 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000103967 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103967 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103969 | 39577065Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000103969 | 39577061Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103969 | 39577063SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103969 | 39577050Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103969 | 39576956ORLEN SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103969 | 39576960Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103969 | 39576939New Oriental Education & Technology Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103969 | 39576998Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103969 | 39576994Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103969 | 39576958PetroChina Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103969 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103969 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103969 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103969 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000103969 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103969 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000103969 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000103969 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103969 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000103969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000103969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000103969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103969 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103969 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103969 | China
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000103969 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000103969 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000103969 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000103969 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103969 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103969 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103969 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103969 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103969 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103969 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103969 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103969 | Romania
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103969 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000103969 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103969 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103968 | 39577065Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000103968 | 39577061Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103968 | 39577063SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103968 | 39577050Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103968 | 39576956ORLEN SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103968 | 39576960Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103968 | 39576939New Oriental Education & Technology Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103968 | 39576998Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103968 | 39576994Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103968 | 39576958PetroChina Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103968 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103968 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103968 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103968 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000103968 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103968 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000103968 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000103968 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103968 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000103968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000103968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000103968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103968 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103968 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103968 | China
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000103968 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000103968 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000103968 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000103968 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103968 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103968 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103968 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103968 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103968 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103968 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103968 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103968 | Romania
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103968 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000103968 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103968 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103972 | 39577065Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000103972 | 39577061Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103972 | 39577063SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103972 | 39577050Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103972 | 39576956ORLEN SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103972 | 39576960Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103972 | 39576939New Oriental Education & Technology Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103972 | 39576998Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103972 | 39576994Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103972 | 39576958PetroChina Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103972 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103972 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103972 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103972 | USD
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000103972 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103972 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000103972 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000103972 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103972 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000103972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000103972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000103972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103972 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103972 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000103972 | China
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000103972 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000103972 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000103972 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000103972 | India
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103972 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103972 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103972 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103972 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103972 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103972 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103972 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103972 | Romania
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103972 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000103972 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103972 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%